Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

(13) Leases

In late December 2017, the Company entered into a 36-month noncancelable lease agreement for office space with rent commencing February 1, 2018. The base rent for this lease ranged from $9,479 to $9,625 per month. On June 4, 2019, this lease was superseded as a new lease for this office space was executed to expand the square footage leased by the Company. The term of the new lease is for a period of five years commencing on the date of receipt of a Certificate of Occupancy for the expanded space, which occurred on May 1, 2020. Under this new expanded lease, total rent ranges from $30,453 to $33,145 per month. The new lease provided for a lease incentive by the lessor of tenant improvements totaling $201,600.

The Company leases office space for its New Jersey based employees from a related party, as further described in Note 16. The base rent for this lease was $3,000 per month in 2020 and 2019 and it was entered into in January 2018, for a three-year lease agreement which ended as of December 31, 2020. On January 1, 2021, this lease was renewed for an additional three years with a base rent of $3,000 per month.

In 2018, the Company entered into an 18-month operating lease for manufacturing equipment. Interim rent was incurred during installation of the equipment with the lease commencing in June 2018. Monthly lease payments for this leased equipment were $61,786. In December 2019, this lease was extended for a period of twenty-four months with a monthly lease payment of $37,072. At this date, this lease was modified for accounting purposes and its classification was assessed as a financing type lease as management determined the lessor to have no alternative future use of the leased asset. The ROU asset associated with the leased machinery was amortized over the lease term. In December 2021, the end of the lease term, the Company entered into a purchase agreement with the lessor to purchase the manufacturing equipment.

In April 2020, the Company entered into a 60-month lease agreement for office furniture under a lease classified as a financing lease as title of the furniture transfers to the Company at the end of the lease term. Monthly lease payments are $1,491. The leased furniture is amortized on a straight-line basis over 7 years. The imputed interest rate relating to the lease obligation is 6.12% and the maturity date is March 2025.

The components of lease cost for the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Operating lease cost	$338,787	$338,787
Finance lease cost:
Amortization of right-of-use assets	409,927	408,180
Interest on lease liabilities	26,504	72,374
Total finance lease cost	436,431	480,554

Total lease cost	$775,218	$819,341

Amounts reported in the consolidated balance sheets as of December 31, 2021 and 2020 were as follows:

	2021	2020

Operating Leases:
Operating lease right-of-use assets	$858,600	$958,724

Other current liabilities	295,595	234,168
Operating lease liabilities	828,503	1,057,441
Total operating lease liabilities	1,124,098	1,291,609

Finance leases:
Property and equipment	76,928	874,803
Accumulated amortization	(29,602)	(407,180)
Property and equipment, net	47,326	467,623

Current installments of obligations under
finance leases	15,096	436,259
Long-term portion of obligations under
finance leases	37,534	52,630
Total finance lease liabilities	$52,630	$488,889

Other information relating to leases as of December 31, 2021 and 2020 was as follows:

Supplemental cash flow information:	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$433,172	$299,953
Operating cash flow from finance leases	26,504	72,374
Financing cash flow from finance leases	436,259	385,917
ROU assets obtained in exchange for lease obligations:
Operating leases	-	-
Finance leases	-	76,928
Reductions to ROU assets resulting from reductions to lease obligations:
Operating leases	196,245	176,324
Finance leases	409,927	407,180
Weighted average remaining lease term:
Operating leases	39 months	52 months
Finance leases	39 months	17 months
Weighted average discount rate:
Operating leases	11.57%	11.76%
Finance leases	6.12%	10.85%

Maturities of lease liabilities under noncancellable leases as of December 31, 2021 are as follows:

	Operating	Finance
	leases	leases
2022	406,400	17,900
2023	414,800	17,900
2024	393,005	17,900
2025	132,580	4,473
Thereafter	-	-
Total undiscounted lease payments	1,346,785	58,173
Less imputed interest	(222,687)	(5,543)
Total lease liabilities	$1,124,098	$52,630